Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Deposits Tables
Schedule of deposits outstanding

Deposit balances as of December 31 consisted of the following:

(Dollars in thousands)

	2013	2012

Noninterest-bearing demand deposits	$102,243	$101,861
Interest-bearing demand deposits	64,560	66,569
Money market deposits	75,110	60,806
Savings deposits	63,681	63,406
Local certificates of deposit	112,533	130,057
Brokered certificates of deposit	—	1,500
Total deposits	$418,127	$424,199

Schedule of maturities of time deposits	Scheduled maturities of certificates of deposit at December 31 were as follows:
(Dollars in thousands)	2013

2014	$66,783
2015	23,663
2016	10,054
2017	5,037
2018	6,424
2019	572
Total	$112,533